Unaudited Interim Condensed Consolidated Statement of Financial Position (Parentheticals)	Jun. 30, 2025 RM / shares shares	Jun. 30, 2025 $ / shares shares	Dec. 31, 2024 RM / shares shares
Statement of financial position [abstract]
Share capital, shares issued	12,550,000	12,550,000	12,550,000
Share capital, shares outstanding	12,550,000	12,550,000	12,550,000
Share capital, par value (in Ringgits per share and Dollars per share) | (per share)
Share capital, shares authorized	unlimited	unlimited	unlimited